Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have adopted an insider trading policy to establish a framework governing the trading of FIHL’s securities or securities of certain other publicly traded companies by all our employees and directors while such persons may be in possession of material non-public information. The policy applies to all decisions to purchase, sell, give away or otherwise trade (“Transact”) in FIHL’s or certain other companies’ securities, including common shares, restricted stock units and any other securities that those companies may issue, such as preferred shares, notes, bonds and convertible securities, as well as to derivative securities relating to any of those securities (collectively, “Covered Securities”). Persons covered by this policy include all members of the Board, Board observers, senior managers, employees, contractors, consultants, and advisors who receive, in the course of their service to the Group, any material non-public information about the Group (each an “Associate”), as well as their family members who reside with them, anyone who lives in the same household and other persons with whom a close relationship of trust is maintained (together with an Associate, each a “Covered Person”).
The insider trading policy establishes guidelines and procedures for the following:
1. Trading Restrictions: No Covered Person can Transact in any Covered Securities while possessing material non-public information about FIHL or the Group. Covered Persons who may be in possession of such information must first consult with, and obtain the advance approval of, the Group Chief Legal Officer or Group Chief Compliance Officer (or their respective designees) before Transacting.
2. Open Trading Window: The insider trading policy establishes that Covered Persons are only permitted to Transact in Covered Securities when no blackout period is in effect (i.e., during the period beginning on the second full trading day following the date FIHL’s financial results are publicly disclosed and the related SEC filing is made and ending at the close of the market two weeks before the end of each fiscal quarter). However, even during a trading window, (i) a Covered Person who is in possession of any material non-public information should not trade in Covered Securities until the information has been made publicly available or is no longer material; and (ii) all Covered Persons must refrain from Transacting without first pre-clearing all Transactions in Covered Securities.
3. No Tipping: No Covered Person who knows of any material non-public information about FIHL or the Group may communicate that information to any other person, including family members and friends, or otherwise disclose such information without FIHL’s authorization.
4. Prohibited Transactions: Covered Persons and entities over which such Covered Person exercises control are prohibited from engaging in the following transactions in Covered Securities unless advance approval is obtained from our Group Chief Legal Officer and Group Chief Compliance Officer: (i) Short-term trading – Associates who purchase FIHL securities may not sell any FIHL securities of the same class for at least six months after the purchase; (ii) Short Sales – Covered Persons may not sell FIHL securities short; (iii) Options trading – Covered Persons may not buy or sell puts or calls or other derivative securities on FIHL securities; (iv) Trading on margin or pledging – Covered Persons may not hold FIHL securities in a margin account or pledge FIHL securities as collateral for a loan; and (v) Hedging – Covered Persons may not enter into hedging or monetization transactions or similar arrangements with respect to FIHL securities.
We are committed to maintaining the highest standards of ethical conduct and have implemented the insider trading policy and procedures to ensure compliance with applicable securities laws and to protect the interests of our shareholders.
A copy of the insider trading policy has been filed with the SEC as Exhibit 19.1 to this report, incorporated by reference to Exhibit 19.1 of our Annual Report on Form 20-F filed with the SEC on March 15, 2024.

Award Timing Method	Open Trading Window: The insider trading policy establishes that Covered Persons are only permitted to Transact in Covered Securities when no blackout period is in effect (i.e., during the period beginning on the second full trading day following the date FIHL’s financial results are publicly disclosed and the related SEC filing is made and ending at the close of the market two weeks before the end of each fiscal quarter). However, even during a trading window, (i) a Covered Person who is in possession of any material non-public information should not trade in Covered Securities until the information has been made publicly available or is no longer material; and (ii) all Covered Persons must refrain from Transacting without first pre-clearing all Transactions in Covered Securities.
Award Timing Predetermined	true
Award Timing MNPI Considered	true